Concentrations (Details) - Schedule of each supplier that accounted total purchase - USD ($)	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 2,188,426		$ 5,906,739		$ 6,461,254
Supplier percentage	10.00%		27.00%		39.00%
Suppliers D [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 2,188,426					[1]
Supplier percentage	10.00%					[1]
Suppliers E [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]	$ 3,485,941			[1]
Supplier percentage		[1]	16.00%			[1]
Suppliers F [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]	$ 2,420,798			[1]
Supplier percentage		[1]	11.00%			[1]
Suppliers G [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]		[1]	$ 4,320,110
Supplier percentage		[1]		[1]	26.00%
Suppliers H [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		[1]		[1]	$ 2,141,144
Supplier percentage		[1]		[1]	13.00%

[1]	The percentage is below 10%.